FAIR VALUE MEASUREMENTS AND DISCLOSURES	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Measurement Inputs, Disclosure [Text Block]
FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative Financial Instruments

Determination of fair value. Our fair value measurements are estimated pursuant to a fair value hierarchy that requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date, giving the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable data (Level 3). In some cases, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The lowest level input that is significant to a fair value measurement in its entirety determines the applicable level in the fair value hierarchy. Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability, and may affect the valuation of the assets and liabilities and their placement within the fair value hierarchy levels. The three levels of inputs that may be used to measure fair value are defined as:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived from observable market data by correlation or other means.

Level 3 – Unobservable inputs for the asset or liability, including situations where there is little, if any, market activity.

Derivative Financial Instruments. We measure the fair value of our derivative instruments based on a pricing model that utilizes market-based inputs, including but not limited to the contractual price of the underlying position, current market prices, natural gas and crude oil forward curves, discount rates such as the LIBOR curve for a similar duration of each outstanding position, volatility factors and nonperformance risk. Nonperformance risk considers the effect of our credit standing on the fair value of derivative liabilities and the effect of our counterparties' credit standings on the fair value of derivative assets. Both inputs to the model are based on published credit default swap rates and the duration of each outstanding derivative position.

We validate our fair value measurement through the review of counterparty statements and other supporting documentation, the determination that the source of the inputs is valid, the corroboration of the original source of inputs through access to multiple quotes, if available, or other information and monitoring changes in valuation methods and assumptions. While we use common industry practices to develop our valuation techniques, changes in our pricing methodologies or the underlying assumptions could result in significantly different fair values. While we believe our valuation method is appropriate and consistent with those used by other market participants, the use of a different methodology or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value.

We have evaluated the credit risk of the counterparties holding our derivative assets, which are primarily financial institutions who are also major lenders in our revolving credit facility, giving consideration to amounts outstanding for each counterparty and the duration of each outstanding derivative position. Based on our evaluation, we have determined that the potential impact of nonperformance of our counterparties on the fair value of our derivative instruments is not significant.

Our fixed-price swaps, basis swaps and physical purchases are included in Level 2 and our natural gas and crude oil collars, natural gas calls and physical sales are included in Level 3. The following table presents, for each applicable level within the fair value hierarchy, our derivative assets and liabilities, including both current and non-current portions, measured at fair value on a recurring basis:

	As of December 31,
	2012			2011
	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(in thousands)
Assets:
Commodity-based derivative contracts	$42,788	$15,734	$58,522	$76,104	$25,837	$101,941
Basis protection derivative contracts	387	16	403	5	38	43
Total assets	43,175	15,750	58,925	76,109	25,875	101,984
Liabilities:
Commodity-based derivative contracts	9,839	2,081	11,920	9,888	3,768	13,656
Basis protection derivative contracts	16,656	—	16,656	35,424	—	35,424
Total liabilities	26,495	2,081	28,576	45,312	3,768	49,080
Net asset	$16,680	$13,669	$30,349	$30,797	$22,107	$52,904

The following table presents a reconciliation of our Level 3 assets measured at fair value:

	2012	2011	2010
	(in thousands)

Fair value, net asset, beginning of year	$22,107	$10,762	$15,048
Changes in fair value included in statement of operations line item:
Commodity price risk management gain, net	7,576	13,487	11,591
Sales from natural gas marketing	63	114	580
Cost of natural gas marketing	—	—	23
Changes in fair value included in balance sheet line item (1):
Accounts receivable affiliates	—	49	231
Accounts payable affiliates	(319)	(454)	(1,737)
Settlements included in statement of operations line items:
Commodity price risk management loss, net	(15,644)	(1,712)	(14,467)
Sales from natural gas marketing	(114)	(139)	(484)
Cost of natural gas marketing	—	—	(23)
Fair value, net asset end of year	$13,669	$22,107	$10,762

Changes in unrealized gains (losses) relating to assets (liabilities) still held as of year-end, included in statement of operations line item:
Commodity price risk management gain, net	$3,665	$11,669	$9,594
Sales from natural gas marketing	1	(3)	54
Total	$3,666	$11,666	$9,648

__________

(1)	Represents the change in fair value related to derivative instruments entered into by us and designated to our affiliated partnerships.

The significant unobservable input used in the fair value measurement of our derivative contracts is the implied volatility curve, which is provided by a third-party vendor. A significant increase or decrease in the implied volatility, in isolation, would have a directionally similar effect resulting in a significantly higher or lower fair value measurement of our Level 3 derivative contracts.

Non-Derivative Financial Assets and Liabilities

The carrying values of the financial instruments included in current assets and current liabilities approximate fair value due to the short-term maturities of these instruments.

The liability associated with our non-qualified deferred compensation plan for non-employee directors may be settled in cash or shares of our common stock. The carrying value of this obligation is based on the quoted market price of our common stock, which is a Level 1 input.

The portion of our long-term debt related to our revolving credit facility, as well as our proportionate share of PDCM's credit facility, approximates fair value due to the variable nature of related interest rates. We have not elected to account for the portion of our long-term debt related to our senior notes under the fair value option; however, as of December 31, 2012, we estimate the fair value of the portion of our long-term debt related to the 3.25% convertible senior notes due 2016 to be $125.3 million, or 109% of par value, and the portion related to our 7.75% senior notes due 2022 to be $512.8 million, or 102.6% of par value. We determined these valuations based upon measurements of trading activity and broker and/or dealer quotes, respectively, which are published market prices, and therefore are Level 2 inputs.

See Note 2, Summary of Significant Accounting Policies - Properties and Equipment, Natural Gas and Crude Oil Properties and Asset Retirement Obligations, for a discussion of how we determined fair value for these assets and liabilities.